DEFERRED TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Income Tax Expense

A reconciliation of income tax expense that would result from applying the U.S. Federal and State rate of 39% to pre-tax income from continuing operations for the years ended December 31, 2011 and 2010, with federal income tax expense presented in the financial statements is as follows (in thousands):

	2011	2010
Income tax benefit computed at U.S. Federal statutory rate (34%)	$(4,665)	$(2,546)
State income taxes, net of benefit federal taxes	(686)	(374)
Meals & Entertainment	106	39
Stock for services	393	589
Allowance for Doubtful Accounts	2,081	12
Inventory Reserve	89	—
Depreciation	40	(456)
Deferred Loan Costs	(464)	(50)
Research & Development Credit	26	—
Accruals	(7)	(67)
Disposal of Assets	—	3
Less Valuation Allowance	3,087	2,850

Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The items, which comprise a significant portion of deferred tax assets and liabilities, are approximately as follows (in thousands):

	2011	2010
Deferred Tax Assets:
NOL Carryover	$14,990	$11,973
R&D Carryover	171	104
Contribution Carryover	1	1
Allowance for Doubtful Accounts	2,107	26
RP Accruals	48	54
Inventory Reserve	89	—
Deferred Tax Liabilities:
Depreciation	(625)	(689)
Deferred Loan Costs	(515)	(50)
Less Valuation Allowance	(16,266)	(11,419)

Income Tax Expense	$—	$—